Segment Reporting - Schedule of Total Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Current Assets [Line Items]
Total current assets	€ 115,042	€ 89,509	€ 105,250
Europe [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	108,877	80,218	108,050
North America [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	33,870	12,632	22,404
Eliminations [Member]
Schedule of Total Current Assets [Line Items]
Total current assets	€ (27,705)	€ (3,342)	€ (25,204)